Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the six months ended June 30, 2023:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance at December 31, 2022	10,558	5,398	12,066	28,022
Credit loss expense	9,018	781	(1,235)	8,564
Write-Offs	(12,915)	(2,204)	(50)	(15,169)
Other (1)	49	39	(159)	(71)
Balance at June 30, 2023	6,710	4,014	10,622	21,346

(1)
Other mainly relates to the impact of foreign exchange.
(2)
During the three and six months ended June 30, 2023, recoveries from freestanding credit enhancements related to Settlement receivables, net were $223 and $677, respectively, which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive income / (loss).